Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rates, minimum	0.90%	1.20%	1.20%	1.80%
Risk-free interest rates, maximum	1.30%	1.50%	1.60%	2.00%
Expected term				6 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility, minimum	40.80%	41.50%	41.50%	43.80%
Volatility, maximum	51.60%	43.40%	43.40%	46.90%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	3 years 6 months	4 years 3 months 18 days	4 years 3 months 18 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	4 years 4 months 24 days	6 years	6 years